SHARE CAPITAL (Details) - Warrants [Member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of outstanding, Begining balance	222,395,667	174,691,174
Granted	61,750,000	65,130,000
Cancelled	(21,350,667)	(17,425,507)
Number of outstanding, Ending balance	262,795,000	222,395,667